Cash flow information - Cash used in operation Explanatory (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of Cash used in operation Abstract [Abstract]
Loss before income tax	¥ (5,627,504)	$ (815,912)	¥ (255,144)	¥ (76,423)
Adjustments for:
Depreciation of property, plant and equipment	210		58	0
Amortisation of intangible assets	167
Depreciation of right-of-use assets	9,219		6,515	3,537
Credit loss allowances on financial asset	20,587		3,205	135
Equity-settled listing cost	1,912,693
Fair value change loss, net	3,156,745
Non-cash employee benefits expense—share based payments	213,832		10,788
interest income	(4,826)
interest expense	10,238		1,097	300
Increase in trade receivables	(111,330)		(33,632)	(4,824)
Increase in prepayments, other receivables and other assets	(182,408)		(59,178)	(14,449)
Increase/(decrease) in trade and other payables	(7,164)		101,097	34,508
Increase in contract liabilities	24,019		6,080	276
Cash used in operations	(585,522)	(84,893)	(219,114)	(56,940)
Interest received	4,826	700
Net cash used in operating activities	¥ (580,696)	$ (84,193)	¥ (219,114)	¥ (56,940)